Financial instruments - Fair values and risk management - Nominal Amount (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Aircraft purchases contract | Foreign currency risk
Disclosure of detailed information about hedges [line items]
Nominal amount	€ 3,568.4	€ 4,283.5	€ 5,437.8
Aircraft purchases contract | Foreign currency risk | Less than one year
Disclosure of detailed information about hedges [line items]
Nominal amount	1,632.7	1,519.8	1,455.8
Aircraft purchases contract | Foreign currency risk | More than one year
Disclosure of detailed information about hedges [line items]
Nominal amount	1,935.7	2,763.7	3,982.0
Fuel and oil operating expenses | Foreign currency risk
Disclosure of detailed information about hedges [line items]
Nominal amount	1,202.2	1,312.0	3,234.8
Fuel and oil operating expenses | Foreign currency risk | Less than one year
Disclosure of detailed information about hedges [line items]
Nominal amount	1,202.2		2,515.9
Fuel and oil operating expenses | Foreign currency risk | More than one year
Disclosure of detailed information about hedges [line items]
Nominal amount		1,312.0	€ 718.9
Fuel and oil operating expenses | Commodity risk
Disclosure of detailed information about hedges [line items]
Nominal amount	577.6	672.7
Fuel and oil operating expenses | Commodity risk | Less than one year
Disclosure of detailed information about hedges [line items]
Nominal amount	577.6
Fuel and oil operating expenses | Commodity risk | More than one year
Disclosure of detailed information about hedges [line items]
Nominal amount		€ 672.7
GBP Currency Swaps | Foreign currency risk
Disclosure of detailed information about hedges [line items]
Nominal amount	695.3
GBP Currency Swaps | Foreign currency risk | Less than one year
Disclosure of detailed information about hedges [line items]
Nominal amount	€ 695.3